Taxes on Income	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 8 – TAXES ON INCOME

A.	United States resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the United States under applicable tax treaties to avoid double taxation.

The Company has not received final tax assessments since the Company incorporation.

As of December 31, 2021, the Company has carryforward losses for tax purposes of approximately $1,500 thousands which can be offset against future taxable income, if any.

B.	The following is reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	Year ended December 31, 2022	Period ended December 31, 2021

Pretax loss	(1,456)	(27)
Federal tax rate	21%	21%
Income tax computed at the ordinary tax rate	306	6
Losses and temporary differences for which valuation allowance was provided	(306)	(6)
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C.	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes:

	Year ended December 31, 2022	Period ended December 31, 2021
Composition of deferred tax assets:
Operation loss carry forwards	312	6
Valuation allowance	(312)	(6)
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